Share Capital (Details)			1 Months Ended				12 Months Ended
	Mar. 22, 2023 USD ($)	Mar. 22, 2023 CAD ($) $ / shares shares	Oct. 31, 2024 USD ($)	Oct. 31, 2024 CAD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CAD ($)	Dec. 31, 2024 shares	Mar. 04, 2024 shares
2024 Transactions [Member]
Share Capital [Line Items]
Issued common shares				8,050,000				4,500,000
Common shares of warrants					$ 13,925,729	$ 18,900,000
Fair value unit | $					12,732,095
Recognized reduction in share capital | $			$ 2,226,144		$ 702,386
Price per share | $ / shares				$ 5
Total offering cost			28,923,541	$ 40,250,000
Private placement total			$ 4,405,846	$ 6,131,175
Exercise of stock options							754,917
Exercise of warrants shares							1,836,150
2023 Transactions [Member]
Share Capital [Line Items]
Issued common shares		7,060,000
Recognized reduction in share capital | $	$ 1,579,306
Price per share | $ / shares		$ 4.25
Total offering cost	$ 21,882,311	$ 30,005,000
Exercise of stock options							847,574
Exercise of warrants shares							555,550
Common Shares [Member] | 2024 Transactions [Member]
Share Capital [Line Items]
Issued common shares				1,226,235